UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 36,934	$ 54,547
Cost of revenues	(26,000)	(37,218)
Gross profit	10,934	17,329
Research and development expenses	(6,839)	(16,560)
Sales and marketing expenses	(7,216)	(18,087)
General and administrative expenses	(17,046)	(24,464)
Other income/(expense)	(3,378)	653
Loss from operations	(23,545)	(41,129)
Interest income	9	26
Interest expenses	(89)	(228)
Loss before income tax	(23,625)	(41,331)
Income tax (expenses)/credit	4	(37)
Share of profit in equity method investment, net of tax	53
Net loss	(23,568)	(41,368)
Accretion of Series A Preferred Shares		(1,293)
Net loss attributable to ordinary shareholders of the Company	(23,568)	(42,661)
Net loss	(23,568)	(41,368)
Foreign currency translation adjustment	432	(152)
Total comprehensive loss	$ (23,136)	$ (41,520)
Net loss per share attributable to ordinary shareholders of the Company
Basic and diluted	$ (0.08)	$ (0.18)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted	283,008,578	237,907,456
Revenues from Services
Revenues	$ 17,710	$ 27,298
Sale of Products
Revenues	19,224	27,249
Cost of Services
Cost of revenues	(10,460)	(14,858)
Cost of Products Sold
Cost of revenues	$ (15,540)	$ (22,360)